OPERATING LEASE RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative)		12 Months Ended
	Apr. 14, 2021 USD ($) ft²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2021
Operating lease term	5 years				5 years
Area of land | ft²	8,100
Lease payments increase percentage	2.40%
Operating lease liability		$ 236,389	$ 384,382
Operating lease expense		$ 2,234	$ 33,218
Accounting Standards Update 2016-02 [Member]
Operating lease liability				$ 702,888
CALIFORNIA
Initial lease payments	$ 13,148
Estimated incremental borrowing rate	7.50%